Loans, Impaired Loans and Allowance for Credit Losses - Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations (Detail)	12 Months Ended
	Oct. 31, 2024 $ / lb $ / bbl	Oct. 31, 2023 $ / bbl $ / lb
Base case scenario [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.80%	0.70%
Unemployment rate, average %	6.70%	6.00%
Bank of Canada overnight rate target, average %	3.30%	4.80%
HPI – Housing Price Index, y/y % change	1.60%	(1.90%)
Consumer price index, y/y %	2.20%	2.80%
USD/CAD exchange rate, average	1.34	1.27
Base case scenario [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.20%	2.90%
Unemployment rate, average %	6.00%	5.70%
Bank of Canada overnight rate target, average %	2.60%	2.60%
HPI – Housing Price Index, y/y % change	4.20%	1.40%
Consumer price index, y/y %	2.00%	2.00%
USD/CAD exchange rate, average	1.3	1.24
Base case scenario [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.60%	1.00%
Unemployment rate, average %	4.30%	4.10%
Consumer price index, y/y %	2.40%	3.20%
Target federal funds rate, upper limit, average %	4.10%	5.30%
Base case scenario [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.20%	1.90%
Unemployment rate, average %	4.30%	4.50%
Consumer price index, y/y %	2.30%	2.20%
Target federal funds rate, upper limit, average %	2.90%	2.50%
Base case scenario [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.30%	1.70%
Unemployment rate, average %	3.30%	3.70%
Base case scenario [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.10%	2.20%
Unemployment rate, average %	3.90%	3.90%
Base case scenario [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.00%	1.30%
Unemployment rate, average %	7.90%	8.50%
Base case scenario [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.20%	2.90%
Unemployment rate, average %	6.70%	7.00%
Base case scenario [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.60%	1.90%
Unemployment rate, average %	6.70%	6.90%
Base case scenario [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.40%	2.70%
Unemployment rate, average %	6.20%	7.00%
Base case scenario [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.60%	2.40%
Unemployment rate, average %	11.10%	9.20%
Base case scenario [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.70%	3.00%
Unemployment rate, average %	10.10%	9.90%
Base case scenario [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.60%	3.80%
Base case scenario [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.80%	3.80%
Base case scenario [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	73	78
Base case scenario [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	69	66
Base case scenario [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.99	3.97
Base case scenario [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	5.29	5.01
Base case scenario [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.40%	2.75%
Base case scenario [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	2.40%	2.45%
Alternative Scenario - Optimistic [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.80%	1.30%
Unemployment rate, average %	6.30%	5.70%
Bank of Canada overnight rate target, average %	3.50%	4.80%
HPI – Housing Price Index, y/y % change	2.40%	(1.40%)
Consumer price index, y/y %	2.40%	2.80%
USD/CAD exchange rate, average	1.33	1.27
Alternative Scenario - Optimistic [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.10%	4.20%
Unemployment rate, average %	5.00%	4.20%
Bank of Canada overnight rate target, average %	3.60%	3.50%
HPI – Housing Price Index, y/y % change	5.50%	2.90%
Consumer price index, y/y %	2.50%	2.50%
USD/CAD exchange rate, average	1.28	1.22
Alternative Scenario - Optimistic [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.30%	1.50%
Unemployment rate, average %	4.20%	3.90%
Consumer price index, y/y %	2.60%	3.50%
Target federal funds rate, upper limit, average %	4.10%	5.40%
Alternative Scenario - Optimistic [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.10%	2.70%
Unemployment rate, average %	3.90%	4.10%
Consumer price index, y/y %	2.70%	2.60%
Target federal funds rate, upper limit, average %	3.40%	3.40%
Alternative Scenario - Optimistic [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.60%	2.60%
Unemployment rate, average %	3.00%	3.60%
Alternative Scenario - Optimistic [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	3.30%
Unemployment rate, average %	3.10%	3.20%
Alternative Scenario - Optimistic [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.60%	2.80%
Unemployment rate, average %	7.60%	8.20%
Alternative Scenario - Optimistic [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.20%	4.60%
Unemployment rate, average %	6.00%	6.30%
Alternative Scenario - Optimistic [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.60%	2.70%
Unemployment rate, average %	6.20%	6.20%
Alternative Scenario - Optimistic [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.50%	3.90%
Unemployment rate, average %	5.20%	5.10%
Alternative Scenario - Optimistic [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.70%	3.70%
Unemployment rate, average %	10.70%	8.60%
Alternative Scenario - Optimistic [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.80%	4.30%
Unemployment rate, average %	9.10%	7.90%
Alternative Scenario - Optimistic [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.20%	4.50%
Alternative Scenario - Optimistic [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.50%	4.90%
Alternative Scenario - Optimistic [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	78	84
Alternative Scenario - Optimistic [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	83	82
Alternative Scenario - Optimistic [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	5.16	4.11
Alternative Scenario - Optimistic [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	5.86	5.65
Alternative Scenario - Optimistic [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	4.30%	3.62%
Alternative Scenario - Optimistic [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.30%	3.48%
Alternative Scenario - Pessimistic [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(1.60%)	(2.20%)
Unemployment rate, average %	8.40%	7.60%
Bank of Canada overnight rate target, average %	2.90%	3.60%
HPI – Housing Price Index, y/y % change	(3.70%)	(5.50%)
Consumer price index, y/y %	1.60%	1.80%
USD/CAD exchange rate, average	1.43	1.41
Alternative Scenario - Pessimistic [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	3.50%
Unemployment rate, average %	6.90%	6.30%
Bank of Canada overnight rate target, average %	2.00%	1.40%
HPI – Housing Price Index, y/y % change	4.80%	2.20%
Consumer price index, y/y %	1.70%	1.60%
USD/CAD exchange rate, average	1.28	1.26
Alternative Scenario - Pessimistic [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(1.60%)	(2.00%)
Unemployment rate, average %	6.00%	5.60%
Consumer price index, y/y %	1.30%	1.90%
Target federal funds rate, upper limit, average %	3.60%	4.20%
Alternative Scenario - Pessimistic [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.00%	2.70%
Unemployment rate, average %	4.90%	5.00%
Consumer price index, y/y %	2.00%	1.80%
Target federal funds rate, upper limit, average %	1.80%	0.80%
Alternative Scenario - Pessimistic [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(0.80%)	(0.20%)
Unemployment rate, average %	4.10%	4.70%
Alternative Scenario - Pessimistic [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.60%	2.70%
Unemployment rate, average %	4.00%	4.10%
Alternative Scenario - Pessimistic [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.10%	(0.90%)
Unemployment rate, average %	9.50%	9.60%
Alternative Scenario - Pessimistic [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.00%	3.50%
Unemployment rate, average %	7.00%	7.30%
Alternative Scenario - Pessimistic [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.50%	0.80%
Unemployment rate, average %	8.10%	8.30%
Alternative Scenario - Pessimistic [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.70%	3.10%
Unemployment rate, average %	6.50%	7.30%
Alternative Scenario - Pessimistic [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.40%	1.40%
Unemployment rate, average %	13.50%	11.10%
Alternative Scenario - Pessimistic [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.10%	3.40%
Unemployment rate, average %	10.60%	10.30%
Alternative Scenario - Pessimistic [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.50%	2.80%
Alternative Scenario - Pessimistic [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.20%	4.20%
Alternative Scenario - Pessimistic [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	60	68
Alternative Scenario - Pessimistic [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	60	63
Alternative Scenario - Pessimistic [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.5	3.7
Alternative Scenario - Pessimistic [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	5.13	4.89
Alternative Scenario - Pessimistic [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	0.60%	0.10%
Alternative Scenario - Pessimistic [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.10%	3.10%
Alternative Scenario - Very Pessimistic [Member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(4.40%)	(4.30%)
Unemployment rate, average %	11.10%	9.70%
Bank of Canada overnight rate target, average %	4.00%	5.80%
HPI – Housing Price Index, y/y % change	(5.80%)	(6.80%)
Consumer price index, y/y %	5.80%	6.40%
USD/CAD exchange rate, average	1.49	1.47
Alternative Scenario - Very Pessimistic [Member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.40%	3.90%
Unemployment rate, average %	7.30%	6.60%
Bank of Canada overnight rate target, average %	3.20%	3.30%
HPI – Housing Price Index, y/y % change	4.10%	1.50%
Consumer price index, y/y %	2.20%	2.20%
USD/CAD exchange rate, average	1.3	1.28
Alternative Scenario - Very Pessimistic [Member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(4.00%)	(3.80%)
Unemployment rate, average %	8.10%	7.20%
Consumer price index, y/y %	6.20%	7.00%
Target federal funds rate, upper limit, average %	4.80%	6.30%
Alternative Scenario - Very Pessimistic [Member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.40%	3.00%
Unemployment rate, average %	5.20%	5.20%
Consumer price index, y/y %	2.50%	2.50%
Target federal funds rate, upper limit, average %	3.40%	3.10%
Alternative Scenario - Very Pessimistic [Member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(2.90%)	(2.80%)
Unemployment rate, average %	6.30%	6.80%
Alternative Scenario - Very Pessimistic [Member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.20%	3.20%
Unemployment rate, average %	4.90%	4.90%
Alternative Scenario - Very Pessimistic [Member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(3.60%)	(3.10%)
Unemployment rate, average %	11.50%	11.30%
Alternative Scenario - Very Pessimistic [Member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.80%	4.10%
Unemployment rate, average %	7.40%	7.60%
Alternative Scenario - Very Pessimistic [Member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(0.50%)	(1.40%)
Unemployment rate, average %	11.80%	11.60%
Alternative Scenario - Very Pessimistic [Member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.30%	3.60%
Unemployment rate, average %	8.00%	8.80%
Alternative Scenario - Very Pessimistic [Member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(0.50%)	(0.90%)
Unemployment rate, average %	19.80%	15.60%
Alternative Scenario - Very Pessimistic [Member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.60%	3.90%
Unemployment rate, average %	13.00%	12.30%
Alternative Scenario - Very Pessimistic [Member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.60%	0.50%
Alternative Scenario - Very Pessimistic [Member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.70%	4.70%
Alternative Scenario - Very Pessimistic [Member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	53	62
Alternative Scenario - Very Pessimistic [Member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	58	61
Alternative Scenario - Very Pessimistic [Member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.32	3.56
Alternative Scenario - Very Pessimistic [Member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	5.02	4.83
Alternative Scenario - Very Pessimistic [Member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	(1.50%)	(1.48%)
Alternative Scenario - Very Pessimistic [Member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.50%	3.45%